Offerings - Offering: 1	Jan. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, no par value(3)
Amount Registered | shares	966,497
Proposed Maximum Offering Price per Unit	6.625
Maximum Aggregate Offering Price	$ 6,403,043.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 884.26
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended, there are also being registered such indeterminate number of additional common shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act of 1933, based on the average of the high and low sales price of the common shares as reported on the Nasdaq Capital Market on January 2, 2026. Represents 966,497 common shares registered pursuant to the Registration Statement.